Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 24, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2019